Schedule of Cash Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income taxes, net of amounts refunded	$ 5,293	$ 4,093	$ 422
Employment taxes	1,284	1,290	1,282
Property and other taxes	1,868	1,797	2,082
Total	$ 8,445	$ 7,180	$ 3,786